Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE EQUITY FUNDS, INC.
Entity Central Index Key	0001012968
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000005460
Shareholder Report [Line Items]
Fund Name	Institutional Mid-Cap Equity Growth Fund
Trading Symbol	PMEGX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Mid-Cap Equity Growth Fund	$62	0.61%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Mid-cap growth stocks rose in 2025 but lagged other investment styles. After a challenging start to the year, equities advanced as economic growth and corporate earnings remained favorable and Congress passed tax legislation that should help stimulate the economy. In addition, the Federal Reserve resumed reducing short-term interest rates in the latter part of the year.

  Versus the Russell Midcap Growth Index, the leading contributor to relative performance was stock selection in consumer staples. Shares of Dollar Tree advanced, aided by the announcement of the divestiture of the struggling Family Dollar business. Stock selection in energy, notably our holding in global offshore oil field service and equipment company TechnipFMC, also added value.

  On the negative side, the leading detractor from relative performance was health care due to stock choices. Shares of medical device maker Teleflex declined as investors took in announcements, including a tax-free spinoff of a portion of its business and the retirement of its CFO. Stock selection in industrials and business services also weighed on relative results. Our stake in human capital management software vendor Paylocity was a notable detractor in the sector; in addition, we avoided several names in the space with more speculative characteristics that had strong results.

  The fund seeks to provide long-term capital appreciation by investing in mid-cap stocks with potential for above-average earnings growth. We pay careful attention to risk and valuation relative to growth prospects, and our focus remains on owning quality companies with durable growth prospects and prudent balance sheets.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Institutional Mid-Cap Equity Growth Fund	3.79%	4.03%	10.22%
Russell 3000 Index (Regulatory Benchmark)	17.15	13.15	14.29
Russell Midcap Growth Index (Strategy Benchmark)	8.66	6.65	12.49

The preceding line graph shows the value of a hypothetical $1,000,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 3,019,535,000
Holdings Count | Holding	131
Advisory Fees Paid, Amount	$ 24,008,000
InvestmentCompanyPortfolioTurnover	28.80%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$3,019,535 Number of Portfolio Holdings131
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Health Care	21.1%
Information Technology	20.0
Consumer Discretionary	19.4
Industrials & Business Services	15.0
Financials	8.3
Energy	4.0
Communication Services	4.0
Consumer Staples	3.2
Materials	2.9
Other	2.1

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Hilton Worldwide Holdings	2.4%
Agilent Technologies	2.1
PTC	2.0
Lattice Semiconductor	1.9
Yum! Brands	1.9
Mettler-Toledo International	1.8
Viking Holdings	1.7
Assurant	1.7
Tyler Technologies	1.6
Veeva Systems	1.6

Updated Prospectus Web Address	www.troweprice.com/paperless